Shareholder Report, Average Annual Return (Details) 193897_Hotchkis - Wiley SMID Cap Diversified Value Fund_TF_TSR Annual {TF}	12 Months Ended	15 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Hotchkis & Wiley SMID Cap Diversified Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hotchkis & Wiley SMID Cap Diversified Value Fund - NAV Return
Average Annual Return, Percent	23.81%	20.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.82%	28.40%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	38.54%	37.26%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	36.72%	36.83%